LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–95.66%
Aerospace & Defense–0.36%
†Boeing Co.	685	$104,147
General Electric Co.	5,052	952,706
Northrop Grumman Corp.	692	365,425
Textron, Inc.	2,579	228,448
TransDigm Group, Inc.	340	485,224
		2,135,950
Air Freight & Logistics–0.11%
FedEx Corp.	1,708	467,445
United Parcel Service, Inc. Class B	1,096	149,429
		616,874
Banks–4.95%
Bank of America Corp.	49,479	1,963,327
Citigroup, Inc.	11,149	697,927
Citizens Financial Group, Inc.	15,605	640,897
Cullen/Frost Bankers, Inc.	418	46,758
East West Bancorp, Inc.	2,512	207,843
Fifth Third Bancorp	137,465	5,889,001
First Citizens BancShares, Inc. Class A	2,724	5,014,748
First Horizon Corp.	20,283	314,995
FNB Corp.	2,319	32,721
KeyCorp	6,155	103,096
M&T Bank Corp.	28,485	5,073,748
†NU Holdings Ltd. Class A	16,849	229,989
Pinnacle Financial Partners, Inc.	820	80,335
Popular, Inc.	6,899	691,763
Regions Financial Corp.	215,928	5,037,600
Synovus Financial Corp.	1,931	85,872
Truist Financial Corp.	26,003	1,112,148
Webster Financial Corp.	1,882	87,720
Wells Fargo & Co.	29,336	1,657,191
Wintrust Financial Corp.	1,178	127,848
		29,095,527
Beverages–1.33%
Coca-Cola Co.	13,500	970,110
Constellation Brands, Inc. Class A	11,096	2,859,328
Keurig Dr. Pepper, Inc.	83,587	3,132,841
Molson Coors Beverage Co. Class B	4,566	262,636
PepsiCo, Inc.	3,460	588,373
		7,813,288
Biotechnology–1.10%
AbbVie, Inc.	8,490	1,676,605
†Alnylam Pharmaceuticals, Inc.	2,149	591,040
Amgen, Inc.	1,335	430,150
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†BioMarin Pharmaceutical, Inc.	4,200	$295,218
†Exact Sciences Corp.	4,694	319,755
†Exelixis, Inc.	1,226	31,815
Gilead Sciences, Inc.	9,074	760,764
†GRAIL, Inc.	431	5,931
†Incyte Corp.	439	29,018
†Neurocrine Biosciences, Inc.	4,790	551,904
†Regeneron Pharmaceuticals, Inc.	932	979,756
†Sarepta Therapeutics, Inc.	580	72,436
†Ultragenyx Pharmaceutical, Inc.	2,160	119,988
†United Therapeutics Corp.	878	314,631
†Vertex Pharmaceuticals, Inc.	593	275,792
		6,454,803
Broadline Retail–0.11%
†Amazon.com, Inc.	2,328	433,776
eBay, Inc.	3,648	237,522
		671,298
Building Products–2.18%
†Builders FirstSource, Inc.	5,514	1,068,944
Carlisle Cos., Inc.	11,949	5,374,063
Fortune Brands Innovations, Inc.	52,277	4,680,360
Trane Technologies PLC	4,277	1,662,598
		12,785,965
Capital Markets–5.27%
Affiliated Managers Group, Inc.	2,282	405,740
Ameriprise Financial, Inc.	19,382	9,105,857
ARES Management Corp. Class A	1,363	212,410
Blue Owl Capital, Inc.	103,565	2,005,018
Cboe Global Markets, Inc.	2,971	608,669
Charles Schwab Corp.	12,633	818,745
CME Group, Inc.	3,113	686,884
†Coinbase Global, Inc. Class A	1,167	207,924
Interactive Brokers Group, Inc. Class A	1,349	187,997
KKR & Co., Inc.	1,649	215,326
LPL Financial Holdings, Inc.	2,112	491,315
Morgan Stanley	8,156	850,181
Morningstar, Inc.	453	144,561
MSCI, Inc.	1,086	633,062
Nasdaq, Inc.	11,075	808,586
Northern Trust Corp.	30,073	2,707,472
Raymond James Financial, Inc.	48,003	5,878,447
S&P Global, Inc.	280	144,654
State Street Corp.	54,745	4,843,290
		30,956,138
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–2.04%
†Axalta Coating Systems Ltd.	992	$35,900
Celanese Corp.	22,428	3,049,311
CF Industries Holdings, Inc.	1,516	130,073
Chemours Co.	3,390	68,885
Corteva, Inc.	6,392	375,786
Dow, Inc.	22,456	1,226,771
Eastman Chemical Co.	5,853	655,243
FMC Corp.	1,516	99,965
Huntsman Corp.	7,089	171,554
International Flavors & Fragrances, Inc.	3,486	365,786
Linde PLC	1,529	729,119
PPG Industries, Inc.	2,291	303,466
RPM International, Inc.	38,623	4,673,383
Scotts Miracle-Gro Co.	992	86,006
		11,971,248
Commercial Services & Supplies–0.70%
Republic Services, Inc.	5,918	1,188,571
Veralto Corp.	23,045	2,577,814
Waste Management, Inc.	1,574	326,762
		4,093,147
Communications Equipment–0.43%
†Ciena Corp.	4,143	255,167
Motorola Solutions, Inc.	5,014	2,254,445
		2,509,612
Construction & Engineering–0.36%
†MasTec, Inc.	5,122	630,518
MDU Resources Group, Inc.	8,175	224,077
Quanta Services, Inc.	2,504	746,567
†WillScot Holdings Corp.	14,351	539,598
		2,140,760
Construction Materials–0.90%
Martin Marietta Materials, Inc.	9,854	5,303,915
		5,303,915
Consumer Finance–0.67%
American Express Co.	1,259	341,441
Discover Financial Services	25,275	3,545,830
OneMain Holdings, Inc.	657	30,925
		3,918,196
Consumer Staples Distribution & Retail–1.80%
Albertsons Cos., Inc. Class A	15,806	292,095
†BJ's Wholesale Club Holdings, Inc.	2,018	166,445
Casey's General Stores, Inc.	428	160,804
Costco Wholesale Corp.	418	370,565
Kroger Co.	58,082	3,328,098
†Maplebear, Inc.	5,911	240,814
†Performance Food Group Co.	7,103	556,662
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
†U.S. Foods Holding Corp.	70,986	$4,365,639
Walmart, Inc.	13,901	1,122,506
		10,603,628
Containers & Packaging–2.83%
†=Ardagh Group SA	3,700	91,575
Avery Dennison Corp.	694	153,208
Ball Corp.	46,740	3,174,113
Berry Global Group, Inc.	13,315	905,154
Crown Holdings, Inc.	4,228	405,381
Graphic Packaging Holding Co.	72,299	2,139,327
International Paper Co.	65,340	3,191,859
Packaging Corp. of America	14,694	3,165,088
Silgan Holdings, Inc.	61,098	3,207,645
Sonoco Products Co.	3,764	205,627
		16,638,977
Distributors–1.06%
Genuine Parts Co.	21,774	3,041,392
LKQ Corp.	79,374	3,168,610
		6,210,002
Diversified Consumer Services–0.17%
H&R Block, Inc.	16,005	1,017,118
		1,017,118
Diversified Telecommunication Services–0.10%
Iridium Communications, Inc.	2,915	88,762
Verizon Communications, Inc.	11,400	511,974
		600,736
Electric Utilities–2.96%
Edison International	32,077	2,793,586
Entergy Corp.	958	126,082
NextEra Energy, Inc.	11,058	934,733
NRG Energy, Inc.	6,370	580,307
OGE Energy Corp.	4,796	196,732
PG&E Corp.	378,557	7,484,072
Southern Co.	6,877	620,168
Xcel Energy, Inc.	71,410	4,663,073
		17,398,753
Electrical Equipment–3.13%
Acuity Brands, Inc.	18,392	5,064,973
AMETEK, Inc.	38,295	6,575,635
Eaton Corp. PLC	2,151	712,927
Hubbell, Inc.	13,187	5,648,651
nVent Electric PLC	5,139	361,066
		18,363,252
Electronic Equipment, Instruments & Components–3.50%
Amphenol Corp. Class A	11,593	755,400
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Arrow Electronics, Inc.	1,150	$152,755
†Flex Ltd.	91,720	3,066,200
Jabil, Inc.	22,004	2,636,739
†Keysight Technologies, Inc.	1,794	285,120
TD SYNNEX Corp.	26,266	3,154,021
†Teledyne Technologies, Inc.	12,965	5,674,262
Vontier Corp.	13,295	448,573
†Zebra Technologies Corp. Class A	11,781	4,362,740
		20,535,810
Energy Equipment & Services–0.66%
Baker Hughes Co.	94,506	3,416,392
Halliburton Co.	6,378	185,281
Schlumberger NV	5,094	213,693
TechnipFMC PLC	2,883	75,621
		3,890,987
Entertainment–1.32%
Electronic Arts, Inc.	1,973	283,007
†Liberty Media Corp.-Liberty Formula One Class A	6,588	471,240
†Liberty Media Corp.-Liberty Live Class C	891	45,735
†Roku, Inc.	1,116	83,321
†Take-Two Interactive Software, Inc.	25,599	3,934,822
†TKO Group Holdings, Inc.	2,474	306,058
Walt Disney Co.	5,186	498,841
Warner Music Group Corp. Class A	67,333	2,107,523
		7,730,547
Financial Services–2.73%
Apollo Global Management, Inc.	1,637	204,478
†Berkshire Hathaway, Inc. Class B	3,734	1,718,611
†Block, Inc.	20,320	1,364,081
Corebridge Financial, Inc.	9,943	289,938
Equitable Holdings, Inc.	3,226	135,589
Fidelity National Information Services, Inc.	65,786	5,509,577
Global Payments, Inc.	1,848	189,272
Mastercard, Inc. Class A	2,196	1,084,385
MGIC Investment Corp.	214,673	5,495,629
Voya Financial, Inc.	614	48,641
		16,040,201
Food Products–2.25%
Archer-Daniels-Midland Co.	1,986	118,644
Bunge Global SA	3,293	318,236
†Freshpet, Inc.	2,104	287,764
General Mills, Inc.	50,223	3,708,969
Hershey Co.	18,693	3,584,944
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Ingredion, Inc.	6,210	$853,440
Mondelez International, Inc. Class A	8,241	607,114
†Pilgrim's Pride Corp.	3,970	182,818
†Post Holdings, Inc.	27,549	3,188,797
Tyson Foods, Inc. Class A	6,447	383,983
		13,234,709
Gas Utilities–0.34%
Atmos Energy Corp.	378	52,432
National Fuel Gas Co.	32,182	1,950,551
		2,002,983
Ground Transportation–0.83%
CSX Corp.	18,169	627,376
JB Hunt Transport Services, Inc.	16,734	2,883,770
Knight-Swift Transportation Holdings, Inc.	3,102	167,353
Landstar System, Inc.	679	128,243
Norfolk Southern Corp.	1,516	376,726
Schneider National, Inc. Class B	3,799	108,423
†Uber Technologies, Inc.	4,911	369,111
†XPO, Inc.	2,054	220,825
		4,881,827
Health Care Equipment & Supplies–1.44%
†Align Technology, Inc.	2,572	654,111
†Boston Scientific Corp.	10,187	853,671
DENTSPLY SIRONA, Inc.	1,400	37,884
†Dexcom, Inc.	2,322	155,667
†Globus Medical, Inc. Class A	47,508	3,398,722
†Hologic, Inc.	3,848	313,458
†Inspire Medical Systems, Inc.	1,793	378,413
†Insulet Corp.	390	90,772
Medtronic PLC	4,322	389,110
Zimmer Biomet Holdings, Inc.	20,388	2,200,884
		8,472,692
Health Care Providers & Services–5.33%
Cardinal Health, Inc.	3,632	401,409
Cencora, Inc.	28,378	6,387,320
†Centene Corp.	2,616	196,932
Cigna Group	1,560	540,446
†DaVita, Inc.	1,111	182,126
Elevance Health, Inc.	1,085	564,200
HCA Healthcare, Inc.	1,119	454,795
†Henry Schein, Inc.	65,479	4,773,419
Humana, Inc.	16,573	5,249,332
Labcorp Holdings, Inc.	15,841	3,540,147
McKesson Corp.	3,083	1,524,297
Premier, Inc. Class A	4,613	92,260
Quest Diagnostics, Inc.	20,326	3,155,612
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Tenet Healthcare Corp.	1,329	$220,880
UnitedHealth Group, Inc.	2,616	1,529,523
Universal Health Services, Inc. Class B	11,060	2,532,851
		31,345,549
Health Care REITs–0.60%
Healthcare Realty Trust, Inc.	9,707	176,182
Ventas, Inc.	52,412	3,361,182
		3,537,364
Hotel & Resort REITs–0.46%
Host Hotels & Resorts, Inc.	150,223	2,643,925
Park Hotels & Resorts, Inc.	2,946	41,538
		2,685,463
Hotels, Restaurants & Leisure–1.98%
Aramark	5,719	221,497
†Chipotle Mexican Grill, Inc.	9,637	555,284
Darden Restaurants, Inc.	21,644	3,552,430
†DoorDash, Inc. Class A	1,704	243,212
†DraftKings, Inc. Class A	5,257	206,074
†Expedia Group, Inc.	21,194	3,137,136
Hilton Worldwide Holdings, Inc.	7,260	1,673,430
Royal Caribbean Cruises Ltd.	4,310	764,421
Starbucks Corp.	5,639	549,746
Texas Roadhouse, Inc.	2,827	499,248
Travel & Leisure Co.	5,284	243,487
		11,645,965
Household Durables–1.21%
Dr. Horton, Inc.	3,153	601,498
Lennar Corp. Class A	2,869	537,880
†Mohawk Industries, Inc.	29,352	4,716,279
Newell Brands, Inc.	26,253	201,623
PulteGroup, Inc.	3,655	524,602
Toll Brothers, Inc.	3,546	547,822
		7,129,704
Household Products–0.22%
Procter & Gamble Co.	7,341	1,271,461
		1,271,461
Independent Power and Renewable Electricity Producers–0.30%
AES Corp.	25,648	514,499
Vistra Corp.	10,732	1,272,171
		1,786,670
Industrial Conglomerates–0.11%
Honeywell International, Inc.	3,128	646,589
		646,589
Industrial REITs–0.44%
EastGroup Properties, Inc.	1,035	193,359
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs (continued)
First Industrial Realty Trust, Inc.	2,562	$143,421
Prologis, Inc.	971	122,618
Rexford Industrial Realty, Inc.	41,862	2,106,077
		2,565,475
Insurance–5.18%
Aon PLC Class A	2,507	867,397
†Arch Capital Group Ltd.	67,301	7,529,636
Arthur J Gallagher & Co.	565	158,974
Assured Guaranty Ltd.	1,375	109,340
†Brighthouse Financial, Inc.	4,098	184,533
Brown & Brown, Inc.	881	91,272
Everest Group Ltd.	824	322,868
Fidelity National Financial, Inc.	3,879	240,731
First American Financial Corp.	3,839	253,412
Hartford Financial Services Group, Inc.	46,266	5,441,344
Loews Corp.	90,116	7,123,670
MetLife, Inc.	6,692	551,956
Principal Financial Group, Inc.	1,663	142,852
Progressive Corp.	2,430	616,637
Reinsurance Group of America, Inc.	402	87,584
RenaissanceRe Holdings Ltd.	167	45,491
RLI Corp.	273	42,309
Ryan Specialty Holdings, Inc.	6,814	452,381
Travelers Cos., Inc.	3,580	838,149
Unum Group	12,257	728,556
W.R. Berkley Corp.	78,257	4,439,520
Willis Towers Watson PLC	581	171,122
		30,439,734
Interactive Media & Services–0.72%
Alphabet, Inc. Class A	1,261	209,137
Alphabet, Inc. Class C	1,371	229,218
†IAC, Inc.	58,178	3,131,140
†Match Group, Inc.	1,800	68,112
Meta Platforms, Inc. Class A	717	410,439
†Pinterest, Inc. Class A	6,203	200,791
		4,248,837
IT Services–1.21%
Accenture PLC Class A	1,285	454,222
†Akamai Technologies, Inc.	2,002	202,102
†Gartner, Inc.	1,919	972,472
†Globant SA	413	81,832
†GoDaddy, Inc. Class A	31,949	5,008,964
†MongoDB, Inc.	1,245	336,586
†VeriSign, Inc.	423	80,353
		7,136,531
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.53%
†10X Genomics, Inc. Class A	3,736	$84,359
Agilent Technologies, Inc.	7,749	1,150,572
†Charles River Laboratories International, Inc.	254	50,030
†Illumina, Inc.	2,588	337,501
†IQVIA Holdings, Inc.	1,271	301,189
†Qiagen NV	1,700	77,469
†Repligen Corp.	60	8,929
Revvity, Inc.	467	59,659
Thermo Fisher Scientific, Inc.	1,721	1,064,559
		3,134,267
Machinery–5.36%
Allison Transmission Holdings, Inc.	19,060	1,831,094
Cummins, Inc.	828	268,098
Deere & Co.	1,443	602,207
Dover Corp.	27,497	5,272,275
†Gates Industrial Corp. PLC	18,906	331,800
Ingersoll Rand, Inc.	39,996	3,926,007
ITT, Inc.	35,979	5,379,220
Lincoln Electric Holdings, Inc.	20,700	3,974,814
†Middleby Corp.	20,153	2,803,887
Otis Worldwide Corp.	2,698	280,430
PACCAR, Inc.	9,958	982,656
Parker-Hannifin Corp.	1,631	1,030,499
Snap-on, Inc.	6,779	1,963,944
Timken Co.	28,732	2,421,820
Westinghouse Air Brake Technologies Corp.	2,328	423,161
		31,491,912
Media–0.39%
Comcast Corp. Class A	26,669	1,113,964
†Liberty Broadband Corp. Class C	378	29,216
News Corp. Class A	5,593	148,942
Sirius XM Holdings, Inc.	18,066	427,261
†Trade Desk, Inc. Class A	5,133	562,833
		2,282,216
Metals & Mining–0.77%
Alcoa Corp.	2,102	81,095
Freeport-McMoRan, Inc.	56,711	2,831,013
Nucor Corp.	6,508	978,413
Reliance, Inc.	228	65,940
Steel Dynamics, Inc.	4,432	558,786
		4,515,247
Mortgage Real Estate Investment Trusts (REITs)–0.02%
Annaly Capital Management, Inc.	2,787	55,935
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Rithm Capital Corp.	6,150	$69,803
		125,738
Multi-Utilities–3.44%
Ameren Corp.	1,866	163,200
CenterPoint Energy, Inc.	2,621	77,110
CMS Energy Corp.	81,817	5,778,735
Consolidated Edison, Inc.	3,559	370,598
DTE Energy Co.	4,495	577,203
NiSource, Inc.	105,599	3,659,005
Public Service Enterprise Group, Inc.	33,437	2,982,915
Sempra	5,898	493,250
WEC Energy Group, Inc.	63,433	6,100,986
		20,203,002
Office REITs–0.03%
BXP, Inc.	1,017	81,828
Cousins Properties, Inc.	816	24,056
Highwoods Properties, Inc.	1,516	50,801
		156,685
Oil, Gas & Consumable Fuels–4.28%
Cheniere Energy, Inc.	6,058	1,089,471
Chevron Corp.	4,599	677,295
ConocoPhillips	10,083	1,061,538
Coterra Energy, Inc.	182,602	4,373,318
Devon Energy Corp.	10,183	398,359
Diamondback Energy, Inc.	33,256	5,733,334
EOG Resources, Inc.	4,522	555,889
EQT Corp.	1,331	48,768
Exxon Mobil Corp.	15,767	1,848,208
Hess Corp.	2,425	329,315
Marathon Oil Corp.	23,835	634,726
Marathon Petroleum Corp.	1,300	211,783
Matador Resources Co.	1,543	76,255
Ovintiv, Inc.	2,531	96,963
Permian Resources Corp.	4,459	60,687
Range Resources Corp.	1,615	49,677
Targa Resources Corp.	3,916	579,607
Williams Cos., Inc.	161,008	7,350,015
		25,175,208
Paper & Forest Products–0.04%
Louisiana-Pacific Corp.	2,247	241,463
		241,463
Passenger Airlines–0.14%
Delta Air Lines, Inc.	15,802	802,584
		802,584
Pharmaceuticals–0.93%
Bristol-Myers Squibb Co.	18,740	969,608
†Catalent, Inc.	5,374	325,503
†Jazz Pharmaceuticals PLC	27,855	3,103,326
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Johnson & Johnson	3,502	$567,534
Merck & Co., Inc.	2,092	237,567
Pfizer, Inc.	6,249	180,846
Viatris, Inc.	5,370	62,346
		5,446,730
Professional Services–1.46%
†CACI International, Inc. Class A	958	483,368
KBR, Inc.	18,961	1,234,930
Leidos Holdings, Inc.	4,022	655,586
ManpowerGroup, Inc.	1,723	126,675
†Parsons Corp.	23,989	2,487,180
UL Solutions, Inc. Class A	71,899	3,544,621
Verisk Analytics, Inc.	138	36,978
		8,569,338
Real Estate Management & Development–0.93%
†CBRE Group, Inc. Class A	38,244	4,760,613
†Jones Lang LaSalle, Inc.	1,386	373,957
†Zillow Group, Inc. Class A	5,261	330,675
		5,465,245
Residential REITs–2.14%
American Homes 4 Rent Class A	106,026	4,070,338
AvalonBay Communities, Inc.	19,828	4,466,257
Camden Property Trust	3,323	410,490
Equity Residential	3,461	257,706
Invitation Homes, Inc.	7,611	268,364
Mid-America Apartment Communities, Inc.	18,800	2,987,320
UDR, Inc.	1,970	89,320
		12,549,795
Retail REITs–1.09%
Agree Realty Corp.	5,443	410,021
Brixmor Property Group, Inc.	17,964	500,477
Federal Realty Investment Trust	194	22,304
Regency Centers Corp.	74,265	5,364,161
Simon Property Group, Inc.	572	96,680
		6,393,643
Semiconductors & Semiconductor Equipment–2.13%
†Advanced Micro Devices, Inc.	1,407	230,860
Lam Research Corp.	1,044	851,987
Marvell Technology, Inc.	12,932	932,656
Microchip Technology, Inc.	57,703	4,632,974
Micron Technology, Inc.	4,115	426,767
NXP Semiconductors NV	1,800	432,018
†ON Semiconductor Corp.	46,911	3,406,208
†Onto Innovation, Inc.	1,018	211,296
QUALCOMM, Inc.	844	143,522
Skyworks Solutions, Inc.	1,048	103,511
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,993	$346,124
Texas Instruments, Inc.	3,868	799,013
		12,516,936
Software–0.92%
†Cadence Design Systems, Inc.	3,795	1,028,559
†DocuSign, Inc.	4,336	269,222
†DoubleVerify Holdings, Inc.	854	14,381
†Fair Isaac Corp.	63	122,442
†Freshworks, Inc. Class A	4,613	52,957
†HubSpot, Inc.	293	155,759
Microsoft Corp.	979	421,264
†Nutanix, Inc. Class A	5,230	309,877
Oracle Corp.	2,502	426,341
Salesforce, Inc.	1,968	538,661
†SentinelOne, Inc. Class A	15,441	369,349
†Smartsheet, Inc. Class A	10,510	581,834
†Synopsys, Inc.	1,492	755,534
†Teradata Corp.	2,745	83,283
†Zscaler, Inc.	1,568	268,034
		5,397,497
Specialized REITs–2.38%
CubeSmart	3,423	184,260
Digital Realty Trust, Inc.	4,217	682,437
Equinix, Inc.	717	636,431
Extra Space Storage, Inc.	3,066	552,463
Gaming & Leisure Properties, Inc.	8,925	459,191
Public Storage	11,390	4,144,479
SBA Communications Corp.	4,350	1,047,045
VICI Properties, Inc.	20,721	690,217
Weyerhaeuser Co.	164,442	5,568,006
		13,964,529
Specialty Retail–2.58%
Advance Auto Parts, Inc.	369	14,387
†AutoNation, Inc.	1,157	207,010
†AutoZone, Inc.	1,481	4,665,209
Bath & Body Works, Inc.	72,620	2,318,030
Best Buy Co., Inc.	43,004	4,442,313
†Carvana Co.	1,242	216,245
Dick's Sporting Goods, Inc.	687	143,377
Lowe's Cos., Inc.	5,090	1,378,627
Murphy USA, Inc.	358	176,448
†O'Reilly Automotive, Inc.	571	657,564
Penske Automotive Group, Inc.	1,029	167,130
TJX Cos., Inc.	3,981	467,927
†Valvoline, Inc.	7,064	295,628
		15,149,895
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–0.51%
Hewlett Packard Enterprise Co.	20,598	$421,435
HP, Inc.	16,757	601,073
NetApp, Inc.	3,562	439,943
†Pure Storage, Inc. Class A	6,311	317,065
Seagate Technology Holdings PLC	4,409	482,918
†Super Micro Computer, Inc.	1,022	425,561
†Western Digital Corp.	4,573	312,290
		3,000,285
Textiles, Apparel & Luxury Goods–1.64%
†Capri Holdings Ltd.	4,628	196,412
Carter's, Inc.	45,328	2,945,413
†Crocs, Inc.	1,366	197,811
†Deckers Outdoor Corp.	3,762	599,851
Ralph Lauren Corp.	17,072	3,309,749
†Skechers USA, Inc. Class A	4,112	275,175
Tapestry, Inc.	39,655	1,862,992
VF Corp.	11,658	232,577
		9,619,980
Tobacco–0.21%
Philip Morris International, Inc.	10,234	1,242,408
		1,242,408
Trading Companies & Distributors–0.33%
Air Lease Corp.	2,425	109,828
†Core & Main, Inc. Class A	6,011	266,888
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Ferguson Enterprises, Inc.	2,289	$454,527
MSC Industrial Direct Co., Inc. Class A	3,620	311,537
United Rentals, Inc.	1,009	817,018
		1,959,798
Water Utilities–0.02%
American Water Works Co., Inc.	704	102,953
Essential Utilities, Inc.	992	38,261
		141,214
Total Common Stock (Cost $363,218,609)		562,073,900
RIGHTS–0.00%
†=Mirati Therapeutics, Inc.	3,008	8,964
Total Rights (Cost $2,105)		8,964

MONEY MARKET FUND–4.27%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	25,091,287	25,091,287
Total Money Market Fund (Cost $25,091,287)		25,091,287

TOTAL INVESTMENTS–99.93% (Cost $388,312,001)	587,174,151
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	390,171
NET ASSETS APPLICABLE TO 29,490,508 SHARES OUTSTANDING–100.00%	$587,564,322

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
1	British Pound	$83,587	$81,640	12/16/24	$1,947	$—
1	Euro	139,581	138,413	12/16/24	1,168	—
1	Japanese Yen	87,881	89,206	12/16/24	—	(1,325)
					3,115	(1,325)
Equity Contracts:
19	E-mini Russell 2000 Index	2,136,740	2,045,648	12/20/24	91,092	—
18	E-mini S&P 500 Index	5,232,825	5,071,241	12/20/24	161,584	—
52	E-mini S&P MidCap 400 Index	16,372,720	15,609,062	12/20/24	763,658	—
2	Euro STOXX 50 Index	111,983	108,170	12/20/24	3,813	—
1	FTSE 100 Index	110,813	110,978	12/20/24	—	(165)
					1,020,147	(165)
Total Futures Contracts					$1,023,262	$(1,490)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8